SHAREHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS’ DEFICIT

NOTE 13 - SHAREHOLDERS’ CAPITAL DEFICIENCY

a.	Ordinary Shares rights:

Each Ordinary Share confers on its holder the rights to receive notice of, and to participate and vote in, all meetings of the shareholders, to receive dividends, and to participate in the distribution of the surplus assets and funds of the Company in the event of the liquidation, dissolution or winding up of the Company, all, as set forth in the Company’s Articles of Association and subject to applicable law.

b.	Issuance of shares:

During the year ended December 31, 2022, four of the Company’s consultants had exercised their options to purchase 86,129 Ordinary Shares in consideration of $38. No options were exercised by consultants during the year ended December 31, 2023.

c.	Warrants:

On May 20, 2015, the Company granted 45,238 warrants to Ramot at Tel Aviv University Ltd. These warrants are exercisable, with an exercise price per share of NIS 0.01 to convert into one Ordinary Share of the Company per warrant. The warrants expire ten years from the issuance date.

d.	Share-based Compensation:

On December 2015, the Board of Directors of the Company adopted the 2015 Share Incentive Plan (the “Plan”), which provides for the grant of up to 1,000,000 options to purchase Ordinary Shares of the Company to employees, officers, directors and consultants of the Company. During 2022 the pool of options to purchase Ordinary Shares under the Plan was increased to 4,450,000.

Options granted under the Plan generally expire 10 years from the date of grant.

The options generally vest 25% on the first anniversary of the vesting start date and 6.25% at the end of each subsequent quarter over the course of the following three years.

On April 28, 2021, the Board of Directors of the Company adopted amendments to the Plan. The main amendment was a cashless exercise mechanism.

The fair value of options granted under the stock option plan during the year ended December 31, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	December 31,
	2023	2022
Risk-free interest rates	3.64 – 4.95%	2.97%
Expected life of options	2.5 – 6.1 years	6.25 years
Expected volatility	67.00 – 71.00%	70.00%
Expected dividend yield	0.00%	0.00%

The following table summarizes the allocation of total share-based compensation expense in the statements of comprehensive loss:

	Years Ended December 31,
	2023	2022	2021
Research and development, net	$1,346	1,664	2,784
Sales and marketing	508	1,787	448
General and administrative	1,241	4,323	6,517
Total share-based compensation expense	$3,095	$7,774	$9,749

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2023	4,710,727	$5.16	4.26	$13,681
Granted	967,472	4.21
Forfeit	(219,764)	8.04
Expired	(202,463)	6.29
Exercised	(55,565)	5.55		$12
Balance at December 31, 2023	5,200,407	$4.37	7.53	7,472

Vested and expected to vest at December 31, 2022	4,710,727	$5.16	4.26	$13,681
Vested and expected to vest at December 31, 2023	5,200,407	$4.37	7.53	$7,472

Exercisable at December 31, 2022	3,333,715	$3.28	1.13	$11,175
Exercisable at December 31, 2023	4,165,659	$3.33	7.40	$7,215

The weighted-average grant date fair value of options granted during the years ended December 31, 2023 and 2022 was $2.16 and $4.57, respectively. The intrinsic value of options exercised for the years ended December 31, 2023 and 2022 was $12 and $178, respectively. The aggregate grant-date fair value of options that vested during the years ended December 31, 2023 and 2022 was $5,438 and $6,510, respectively. Cash received from option exercises for the years ended December 31, 2023 and 2022 was zero and $411, respectively. During the year ended December 31, 2023, the Company issued 28,479 shares upon cashless exercise of 55,565 options.

For the years ended December 31, 2023, 2022, and 2021, the Company recognized $3,095, $7,774, and $9,750 of share-based compensation expense relating to stock options, respectively. As of December 31, 2023, there was $1,839 of unrecognized stock compensation expense related to non-vested stock options granted under the Plan. These costs are expected to be recognized over a weighted-average period of approximately 2.0 years.

The Company granted to several directors under the plan a total of 213,906 and 23,138 options during the years ending December 31, 2023, and 2022 respectively.

e.	Performance and market-based compensation:

The founder, who is a current Board member and former Chief Innovation Officer (“former CIO”) is entitled to future option allocations according to his employment contract. The allocation of a maximum total of 600,000 options with a strike price of $0.01 will depend on the increase of the Company value achieved via capital raises or a potential sale of the Company, out of which 75,000 options were granted during 2017. These options will be granted fully vested upon reaching related valuation milestones. The right to this allocation terminates 18 months after the termination of the employment in July 2024. No further options were allocated under these rights in 2023 and 2022. No other executive officers or Board members of the Company are entitled to such or similar allocations. The Company considers these allocation conditions as both market and performance conditions. They are considered market conditions since the employment contract links the option allocation to market prices for the Company’s equity. The Company also considers these allocations under performance conditions since the options’ vesting was dependent on achievement of the required valuation milestones. The associated liability was accrued as a commitment to shareholder on the Company’s consolidated balance sheets, with associated expense and change in fair value recognized within general and administrative within the statements of comprehensive loss.

Refer to note 17 for additional information.

Lamf Global Ventures Corp I [Member]
SHAREHOLDERS’ DEFICIT

NOTE 7 – SHAREHOLDERS’ DEFICIT

Preference Shares - The Company is authorized to issue a total of 1,000,000 preference shares at par value of $0.0001 each. At December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A Shares - The Company is authorized to issue a total of 500,000,000 Class A Shares at par value of $0.0001 each. At December 31, 2023 and 2022, there were 9,539,333 (excluding 2,952,616 shares subject to possible redemption) and 1,106,000 Class A Shares (excluding 25,300,000 shares subject to possible redemption) issued or outstanding, respectively.

Class B Ordinary Shares - The Company is authorized to issue a total of 50,000,000 Class B ordinary shares at par value of $0.0001 each. As of December 31, 2023 and 2022, there were 0 and 8,433,333 Class B ordinary shares issued and outstanding, respectively. Due to the full exercise of the over- allotment by the underwriters on November 16, 2021, no shares are subject to forfeiture (see Note 5). In connection with the Extension, on May 11, 2023 all 8,433,333 Class B ordinary shares were converted into 8,433,333 Class A Shares, resulting in no Class B ordinary shares outstanding.

Warrants - Each whole Warrant entitles the holder to purchase one Class A Share at a price of $11.50 per share, subject to adjustment. If (x) the Company issues additional Class A Shares or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per Class A Share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Initial Shareholders or their affiliates, without taking into account any Founder Shares or Private Placement Shares held by the Initial Shareholders or such affiliates, as applicable, prior to such issuance), (the “Newly Issued Price”) (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted-average trading price of the Class A Shares during the 20-trading-day period starting on the trading day after the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Warrants cannot be exercised until 30 days after the completion of the initial business combination, and will expire at 5:00 p.m., New York City time, five years after the completion of the initial business combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any Class A Shares pursuant to the exercise of a Warrant and will have no obligation to settle such Warrant exercise unless a registration statement under the Securities Act with respect to the Class A Shares underlying the Warrants is then effective and a prospectus relating thereto is current. No Warrant will be exercisable and the Company will not be obligated to issue a Class A Share upon exercise of a Warrant unless the Class A Share issuable upon such Warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Warrants. In the event that the conditions in the two immediately preceding sentences are not satisfied with respect to a Warrant, the holder of such Warrant will not be entitled to exercise such Warrant and such Warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Warrant. In the event that a registration statement is not effective for the exercised Warrants, the purchaser of a Unit containing such Warrant will have paid the full purchase price for the Unit solely for the Class A Share underlying such Unit.

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants for cash:

●	in whole and not in part;

●	at a price of $0.01 per Warrant;

●	upon a minimum of 30 day’s prior written notice of redemption (the “30-day redemption period”); and

if, and only if, the closing price of the Class A Shares equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A Shares and equity-linked securities for capital raising purposes in connection with the closing of the initial business combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders.

If the Company calls the Warrants for redemption as described above, the management will have the option to require all holders that wish to exercise Warrants to do so on a “cashless basis.” In determining whether to require all holders to exercise their Warrants on a “cashless basis,” the management will consider, among other factors, the Company’s cash position, the number of Warrants that are outstanding and the dilutive effect on the shareholders of issuing the maximum number of Class A Shares issuable upon the exercise of the Warrants. In such event, each holder would pay the exercise price by surrendering the Warrants for that number of Class A Shares equal to the quotient obtained by dividing (x) the product of the number of Class A Shares underlying the Warrants, multiplied by the excess of the “fair market value” of the Class A Shares over the exercise price of the Warrants by (y) the fair market value. The “fair market value” will mean the average reported closing price of the Class A Shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Warrants.

The Private Placement Warrants, as well as any Warrants underlying additional units the Company may issue upon the conversion of Working Capital Loans, are identical to the Public Warrants.